Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Apr. 25, 2023	Apr. 14, 2022	Dec. 24, 2021	Mar. 03, 2021	Dec. 31, 2023	Dec. 31, 2022
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement					$ 9,946	$ 7,878
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement					1,686	2,407
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement					10,351	17,876
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement					2,934	7,547
Yuanta Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period				5-year
Debt maximum borrowing capacity				$ 4,000
Unused line of credit					0	4,000
CTBC Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period			5-year
Debt maximum borrowing capacity			$ 4,000
Unused line of credit					0	4,000
First Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	1-year	1-year
Debt maximum borrowing capacity	$ 2,000	$ 2,000
Unused line of credit					$ 1,200	$ 1,200